Condensed Balance sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 23,474	$ 75,108	$ 15,681
Bank-owned life insurance	10,511	11,034
Other assets	1,243	1,544
Total assets	389,042	438,354
Liabilities and Stockholders' Equity
Subordinated debentures	4,000	4,000
Stockholders' equity	38,871	36,626	36,182
Total liabilities and stockholders’ equity	389,042	438,354
Parent Company
Assets
Cash and cash equivalents	2,117	1,438	1,820
Investment in the Bank	38,089	38,529
Bank-owned life insurance	307	291
Other assets	2,374	1,996
Total assets	42,887	42,254
Liabilities and Stockholders' Equity
Subordinated debentures	4,000	4,000
Other liabilities	16	1,628
Stockholders' equity	38,871	36,626
Total liabilities and stockholders’ equity	$ 42,887	$ 42,254